Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Cayman and BVI	$ (2,777,778)	$ (687,030)
PRC	(293,935)	(2,007,365)
Loss before provision for income taxes	$ (3,071,713)	$ (2,694,395)